Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income (loss)	$ (513,000)	$ 135,000
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Net amortization of premiums and accretion of discounts on investments	75,000	83,000
Gain on sale of loans	(931,000)	(1,437,000)
Proceeds from loans sold	42,723,000	62,069,000
Loans originated for sale	(41,853,000)	(59,995,000)
Amortization of net deferred loan origination costs	(11,000)	(37,000)
Depreciation and amortization	425,000	445,000
Provision for loan losses	295,000	300,000
Expense related to ESOP	66,000	72,000
Stock based compensation	304,000	310,000
Deferred income tax benefit	(210,000)	(135,000)
Earnings on investment in bank owned life insurance	(58,000)	(61,000)
Decrease (Increase) in accrued interest receivable	69,000	(52,000)
Decrease in other assets	8,000	42,000
Increase in other liabilities	541,000	334,000
Net Cash Flows From Operating Activities	930,000	2,073,000
Cash Flows from Investing Activities
Purchases of securities available-for-sale	(12,500,000)	(1,999,000)
Proceeds from maturities and calls of securities available-for-sale	11,065,000
Proceeds from principal paydowns on securities available-for-sale	1,808,000	1,901,000
Purchases of securities held-to-maturity		(517,000)
Proceeds from maturities and calls of securities held-to-maturity	815,000	835,000
Proceeds from principal paydowns on securities held-to-maturity	48,000	178,000
Net decrease (increase) in loans	6,219,000	(19,293,000)
Purchase of restricted stock	(414,000)	(1,477,000)
Redemption of restricted stock	1,294,000	1,110,000
Purchase of premises and equipment	(133,000)	(112,000)
Net Cash Flows From Investing Activities	8,202,000	(19,374,000)
Cash Flows from Financing Activities
Net increase in deposits	12,945,000	5,924,000
Proceeds from borrowings	22,146,000	67,300,000
Repayments on borrowings	(42,237,000)	(59,921,000)
Effect of stock repurchase plan		(42,000)
Net decrease in official bank checks	(344,000)	(66,000)
Net Cash Flows From Financing Activities	(7,490,000)	13,195,000
Change in Cash and Cash Equivalents	1,642,000	(4,106,000)
Cash and Cash Equivalents - Beginning	6,291,000	10,397,000
Cash and Cash Equivalents - Ending	7,933,000	6,291,000
Supplementary Cash Flows Information
Interest paid	4,994,000	3,905,000
Taxes paid		$ 38,000
Supplemental Noncash Disclosures
Transfers from loans to real estate owned	$ 730,000